Loans and Related Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Loans Outstanding
Table 5.1 presents total loans outstanding by portfolio segment and class of financing receivable. Outstanding balances include unearned income, net deferred loan fees or costs, and unamortized discounts and premiums. These amounts were less than 1% of our total loans outstanding at both December 31, 2023 and 2022.
Outstanding balances exclude accrued interest receivable on loans, except for certain revolving loans, such as credit card loans.
See Note 7 (Intangible Assets and Other Assets) for additional information on accrued interest receivable. Amounts considered to be uncollectible are reversed through interest income. During 2023, we reversed accrued interest receivable of $39 million for our commercial portfolio segment and $275 million for our consumer portfolio segment, compared with $29 million and $143 million, respectively, for 2022.

Table 5.1: Loans Outstanding

(in millions)	Dec 31, 2023	Dec 31, 2022
Commercial and industrial	$380,388	386,806
Commercial real estate	150,616	155,802
Lease financing	16,423	14,908
Total commercial	547,427	557,516
Residential mortgage	260,724	269,117
Credit card	52,230	46,293
Auto	47,762	53,669
Other consumer (1)	28,539	29,276
Total consumer	389,255	398,355
Total loans	$936,682	955,871
(1)Includes $18.3 billion and $19.4 billion at December 31, 2023 and 2022, respectively, of securities-based loans originated by the Wealth and Investment Management (WIM) operating segment.
Our non-U.S. loans are reported by respective class of financing receivable in the table above. Substantially all of our non-U.S. loan portfolio is commercial loans. Table 5.2 presents total non-U.S. commercial loans outstanding by class of financing receivable.

Table 5.2: Non-U.S. Commercial Loans Outstanding

(in millions)	Dec 31, 2023	Dec 31, 2022
Commercial and industrial	$72,215	78,981
Commercial real estate	6,916	7,619
Lease financing	697	670
Total non-U.S. commercial loans	$79,828	87,270

Loan Purchases, Sales, and Transfers
Table 5.3 presents the proceeds paid or received for purchases and sales of loans and transfers from loans held for investment to mortgages/loans held for sale. The table excludes loans for which we have elected the fair value option and government insured/guaranteed residential mortgage – first lien loans because their loan activity normally does not impact the ACL.
Table 5.3: Loan Purchases, Sales, and Transfers

				Year ended December 31,
	2023			2022
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Purchases	$1,340	306	1,646	740	5	745
Sales and net transfers (to)/from LHFS	(3,313)	(917)	(4,230)	(3,182)	(1,135)	(4,317)

Unfunded Credit Commitments
The contractual amount of our unfunded credit commitments, including unissued letters of credit, is summarized in Table 5.4. The table is presented net of commitments syndicated to others, including the fronting arrangements described above, and excludes issued letters of credit and discretionary amounts where our approval or consent is required prior to any loan funding or commitment increase.
Table 5.4: Unfunded Credit Commitments

(in millions)	Dec 31, 2023	Dec 31, 2022
Commercial and industrial (1)	$388,043	388,504
Commercial real estate	20,851	29,518
Total commercial	408,894	418,022
Residential mortgage (2)	29,754	39,155
Credit card	156,012	145,526
Other consumer (3)	8,847	69,244
Total consumer	194,613	253,925
Total unfunded credit commitments	$603,507	671,947
(1)Effective first quarter 2023, unfunded credit commitments exclude discretionary amounts where our approval or consent is required prior to any loan funding or commitment increase. Prior period balances have been revised to conform with the current period presentation.
(2)Includes lines of credit totaling $28.6 billion and $35.5 billion as of December 31, 2023 and 2022, respectively.
(3)In fourth quarter 2023, we updated certain securities-based line of credit agreements to be discretionary, which requires our approval prior to lending. Accordingly, we removed the associated unfunded credit commitments.
Allowance for Credit Losses for Loans
Table 5.5 presents the allowance for credit losses (ACL) for loans, which consists of the allowance for loan losses and the allowance for unfunded credit commitments. The ACL for loans increased $1.5 billion from December 31, 2022, reflecting increases for commercial real estate loans, primarily office loans, as well as for increases in credit card loan balances, partially offset by a decrease for residential mortgage loans related to the adoption of ASU 2022-02.
Table 5.5: Allowance for Credit Losses for Loans

	Year ended December 31,
($ in millions)	2023	2022
Balance, beginning of period	$13,609	13,788
Cumulative effect from change in accounting policy (1)	(429)	—
Balance, beginning of period, adjusted	13,180	13,788
Provision for credit losses	5,385	1,544
Interest income on certain loans (2)	—	(108)
Loan charge-offs:
Commercial and industrial	(510)	(307)
Commercial real estate	(593)	(21)
Lease financing	(31)	(27)
Total commercial	(1,134)	(355)
Residential mortgage	(136)	(175)
Credit card	(2,009)	(1,195)
Auto	(832)	(734)
Other consumer	(485)	(407)
Total consumer	(3,462)	(2,511)
Total loan charge-offs	(4,596)	(2,866)
Loan recoveries:
Commercial and industrial	165	224
Commercial real estate	27	32
Lease financing	19	20
Total commercial	211	276
Residential mortgage	160	238
Credit card	329	344
Auto	354	312
Other consumer	72	88
Total consumer	915	982
Total loan recoveries	1,126	1,258
Net loan charge-offs	(3,470)	(1,608)
Other	(7)	(7)
Balance, end of period	$15,088	13,609
Components:
Allowance for loan losses	$14,606	12,985
Allowance for unfunded credit commitments	482	624
Allowance for credit losses	$15,088	13,609
Net loan charge-offs as a percentage of average total loans	0.37%	0.17
Allowance for loan losses as a percentage of total loans	1.56	1.36
Allowance for credit losses for loans as a percentage of total loans	1.61	1.42
(1)Represents the change in our allowance for credit losses for loans as a result of our adoption of ASU 2022–02. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(2)Prior to the adoption of ASU 2022–02, loans with an allowance measured by discounting expected cash flows using the loan’s effective interest rate over the remaining life of the loan recognized changes in allowance attributable to the passage of time as interest income.

Allowance for Credit Losses for Loans Activity by Portfolio Segment
Table 5.6 summarizes the activity in the ACL by our commercial and consumer portfolio segments.

Table 5.6: Allowance for Credit Losses for Loans Activity by Portfolio Segment

	Year ended December 31,
	2023			2022
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Balance, beginning of period	$6,956	6,653	13,609	7,791	5,997	13,788
Cumulative effect from change in accounting policy (1)	27	(456)	(429)	—	—	—
Balance, beginning of period, adjusted	6,983	6,197	13,180	7,791	5,997	13,788
Provision for credit losses	2,365	3,020	5,385	(721)	2,265	1,544
Interest income on certain loans (2)	—	—	—	(29)	(79)	(108)
Loan charge-offs	(1,134)	(3,462)	(4,596)	(355)	(2,511)	(2,866)
Loan recoveries	211	915	1,126	276	982	1,258
Net loan charge-offs	(923)	(2,547)	(3,470)	(79)	(1,529)	(1,608)
Other	(13)	6	(7)	(6)	(1)	(7)
Balance, end of period	$8,412	6,676	15,088	6,956	6,653	13,609
(1)Represents the change in our allowance for credit losses for loans as a result of our adoption of ASU 2022–02. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(2)Prior to the adoption of ASU 2022–02, loans with an allowance measured by discounting expected cash flows using the loan’s effective interest rate over the remaining life of the loan recognized changes in allowance attributable to the passage of time as interest income.

Commercial Loan Categories by Risk Categories and Vintage
Table 5.7 provides the outstanding balances of our commercial loan portfolio by risk category and credit quality information by origination year for term loans. Revolving loans may convert to term loans as a result of a contractual provision in the original loan agreement or if modified for a borrower experiencing financial difficulty. At December 31, 2023, we had $514.5 billion and $33.0 billion of pass and criticized commercial loans, respectively. Gross charge-offs by loan class are included in the following table for the year ended December 31, 2023, which we monitor as part of our credit risk management practices; however, charge-offs are not a primary credit quality indicator for our loan portfolio.
Table 5.7: Commercial Loan Categories by Risk Categories and Vintage

	Term loans by origination year						Revolving loans	Revolving loans converted to term loans	Total
(in millions)	2023	2022	2021	2020	2019	Prior
December 31, 2023
Commercial and industrial
Pass	$40,966	38,756	21,702	7,252	10,024	8,342	239,456	348	366,846
Criticized	892	1,594	1,237	160	204	480	8,975	—	13,542
Total commercial and industrial	41,858	40,350	22,939	7,412	10,228	8,822	248,431	348	380,388
Gross charge-offs (1)	102	22	53	11	8	7	307	—	510
Commercial real estate
Pass	18,181	33,557	30,629	12,001	11,532	19,686	6,537	163	132,286
Criticized	2,572	4,091	4,597	1,822	2,748	2,141	359	—	18,330
Total commercial real estate	20,753	37,648	35,226	13,823	14,280	21,827	6,896	163	150,616
Gross charge-offs	20	107	32	134	197	103	—	—	593
Lease financing
Pass	5,593	3,846	2,400	1,182	798	1,518	—	—	15,337
Criticized	345	292	182	98	84	85	—	—	1,086
Total lease financing	5,938	4,138	2,582	1,280	882	1,603	—	—	16,423
Gross charge-offs	3	8	8	5	4	3	—	—	31
Total commercial loans	$68,549	82,136	60,747	22,515	25,390	32,252	255,327	511	547,427
	Term loans by origination year						Revolving loans	Revolving loans converted to term loans	Total
	2022	2021	2020	2019	2018	Prior
December 31, 2022
Commercial and industrial
Pass	$61,646	31,376	11,128	13,656	3,285	5,739	247,594	842	375,266
Criticized	872	1,244	478	505	665	532	7,244	—	11,540
Total commercial and industrial	62,518	32,620	11,606	14,161	3,950	6,271	254,838	842	386,806
Commercial real estate
Pass	38,022	38,709	16,564	16,409	10,587	16,159	6,765	150	143,365
Criticized	2,785	2,794	965	2,958	1,088	1,688	159	—	12,437
Total commercial real estate	40,807	41,503	17,529	19,367	11,675	17,847	6,924	150	155,802
Lease financing
Pass	4,543	3,336	1,990	1,427	765	1,752	—	—	13,813
Criticized	330	275	190	169	94	37	—	—	1,095
Total lease financing	4,873	3,611	2,180	1,596	859	1,789	—	—	14,908
Total commercial loans	$108,198	77,734	31,315	35,124	16,484	25,907	261,762	992	557,516
(1) Includes charge-offs on overdrafts, which are generally charged-off at 60 days past due.
Commercial Loan Categories by Delinquency Status
Table 5.8 provides days past due (DPD) information for commercial loans, which we monitor as part of our credit risk management practices; however, delinquency is not a primary credit quality indicator for commercial loans.

Table 5.8: Commercial Loan Categories by Delinquency Status

	Still accruing			Nonaccrual loans	Total commercial loans
(in millions)	Current-29 DPD	30-89 DPD	90+ DPD
December 31, 2023
Commercial and industrial	$379,099	584	43	662	380,388
Commercial real estate	145,721	562	145	4,188	150,616
Lease financing	16,177	182	—	64	16,423
Total commercial loans	$540,997	1,328	188	4,914	547,427
December 31, 2022
Commercial and industrial	$384,164	1,313	583	746	386,806
Commercial real estate	153,877	833	134	958	155,802
Lease financing	14,623	166	—	119	14,908
Total commercial loans	$552,664	2,312	717	1,823	557,516

Credit Quality Indicators for Residential Mortgage Loans by Vintage
Table 5.9 provides the outstanding balances of our residential mortgage loans by our primary credit quality indicators.
Table 5.9: Credit Quality Indicators for Residential Mortgage Loans by Vintage

	Term loans by origination year						Revolving loans	Revolving loans converted to term loans
(in millions)	2023	2022	2021	2020	2019	Prior			Total
December 31, 2023
By delinquency status:
Current-29 DPD	$13,192	46,065	62,529	35,124	19,364	60,391	8,044	6,735	251,444
30-89 DPD	6	70	58	28	30	724	41	151	1,108
90+ DPD	—	18	12	8	14	327	24	201	604
Government insured/guaranteed loans (1)	5	15	39	97	112	7,300	—	—	7,568
Total residential mortgage	$13,203	46,168	62,638	35,257	19,520	68,742	8,109	7,087	260,724
By updated FICO:
740+	$12,243	42,550	58,827	33,232	18,000	50,938	6,291	4,092	226,173
700-739	679	2,324	2,510	1,219	888	4,478	883	979	13,960
660-699	185	843	861	422	310	2,261	417	601	5,900
620-659	45	227	179	110	66	978	150	322	2,077
<620	11	122	100	64	46	1,245	174	464	2,226
No FICO available	35	87	122	113	98	1,542	194	629	2,820
Government insured/guaranteed loans (1)	5	15	39	97	112	7,300	—	—	7,568
Total residential mortgage	$13,203	46,168	62,638	35,257	19,520	68,742	8,109	7,087	260,724
By updated LTV:
0-80%	$12,434	39,624	61,421	34,833	19,123	61,043	7,903	6,923	243,304
80.01-100%	687	6,286	1,065	232	203	207	103	114	8,897
>100% (2)	51	193	57	33	31	38	21	24	448
No LTV available	26	50	56	62	51	154	82	26	507
Government insured/guaranteed loans (1)	5	15	39	97	112	7,300	—	—	7,568
Total residential mortgage	$13,203	46,168	62,638	35,257	19,520	68,742	8,109	7,087	260,724
Gross charge-offs	$—	1	—	—	2	63	4	66	136
	Term loans by origination year						Revolving loans	Revolving loans converted to term loans	Total
(in millions)	2022	2021	2020	2019	2018	Prior
December 31, 2022
By delinquency status:
Current-29 DPD	$48,581	65,705	37,289	20,851	6,190	61,680	11,031	6,913	258,240
30-89 DPD	65	66	32	33	21	683	58	159	1,117
90+ DPD	6	17	15	25	15	530	32	260	900
Government insured/guaranteed loans (1)	9	59	133	148	200	8,311	—	—	8,860
Total residential mortgage	$48,661	65,847	37,469	21,057	6,426	71,204	11,121	7,332	269,117
By updated FICO:
740+	$43,976	61,450	35,221	19,437	5,610	51,551	8,664	4,139	230,048
700-739	3,245	2,999	1,419	941	314	4,740	1,159	1,021	15,838
660-699	1,060	851	438	306	169	2,388	567	656	6,435
620-659	211	248	106	82	50	1,225	223	349	2,494
<620	59	81	44	46	28	1,323	227	466	2,274
No FICO available	101	159	108	97	55	1,666	281	701	3,168
Government insured/guaranteed loans (1)	9	59	133	148	200	8,311	—	—	8,860
Total residential mortgage	$48,661	65,847	37,469	21,057	6,426	71,204	11,121	7,332	269,117
By updated LTV:
0-80%	$40,869	64,613	37,145	20,744	6,155	62,593	10,923	7,188	250,230
80.01-100%	7,670	1,058	112	97	30	107	109	97	9,280
>100% (2)	48	20	13	6	3	23	28	16	157
No LTV available	65	97	66	62	38	170	61	31	590
Government insured/guaranteed loans (1)	9	59	133	148	200	8,311	—	—	8,860
Total residential mortgage	$48,661	65,847	37,469	21,057	6,426	71,204	11,121	7,332	269,117
(1)Government insured or guaranteed loans represent loans whose repayments are predominantly insured by the Federal Housing Administration (FHA) or guaranteed by the Department of Veterans Affairs (VA). Loans insured/guaranteed by the FHA/VA and 90+ DPD totaled $2.6 billion and $3.2 billion at December 31, 2023 and 2022, respectively.
(2)Reflects total loan balances with LTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV.

Credit Quality Indicators for Credit Card Loans
Table 5.10 provides the outstanding balances of our credit card loan portfolio by primary credit quality indicators.
The revolving loans converted to term loans in the credit card loan category represent credit card loans with modified terms that require payment over a specific term.
For the year ended December 31, 2023, we had gross charge-offs in the credit card portfolio of $1.9 billion for revolving loans and $100 million for revolving loans converted to term loans.
Table 5.10: Credit Quality Indicators for Credit Card Loans

	December 31, 2023			December 31, 2022
	Revolving loans	Revolving loans converted to term loans		Revolving loans	Revolving loans converted to term loans
(in millions)			Total			Total
By delinquency status:
Current-29 DPD	$50,428	350	50,778	45,131	223	45,354
30-89 DPD	660	49	709	457	27	484
90+ DPD	717	26	743	441	14	455
Total credit cards	$51,805	425	52,230	46,029	264	46,293
By updated FICO:
740+	$19,153	21	19,174	16,681	19	16,700
700-739	11,727	51	11,778	10,640	37	10,677
660-699	10,592	84	10,676	9,573	55	9,628
620-659	5,273	76	5,349	4,885	45	4,930
<620	4,861	192	5,053	4,071	107	4,178
No FICO available	199	1	200	179	1	180
Total credit cards	$51,805	425	52,230	46,029	264	46,293

Credit Quality Indicators for Auto Loans by Vintage
Table 5.11 provides the outstanding balances of our Auto loan portfolio by primary credit quality indicators.
Table 5.11: Credit Quality Indicators for Auto Loans by Vintage

	Term loans by origination year
(in millions)	2023	2022	2021	2020	2019	Prior	Total
December 31, 2023
By delinquency status:
Current-29 DPD	$14,022	13,052	12,376	4,335	2,161	448	46,394
30-89 DPD	43	328	545	195	106	40	1,257
90+ DPD	4	34	49	14	7	3	111
Total auto	$14,069	13,414	12,970	4,544	2,274	491	47,762
By updated FICO:
740+	$9,460	6,637	5,487	1,853	963	176	24,576
700-739	2,232	1,969	1,861	701	347	68	7,178
660-699	1,405	1,745	1,729	623	295	61	5,858
620-659	572	1,162	1,228	425	195	46	3,628
<620	388	1,876	2,621	915	452	130	6,382
No FICO available	12	25	44	27	22	10	140
Total auto	$14,069	13,414	12,970	4,544	2,274	491	47,762
Gross charge-offs	$15	265	392	99	52	9	832
	Term loans by origination year
(in millions)	2022	2021	2020	2019	2018	Prior	Total
December 31, 2022
By delinquency status:
Current-29 DPD	$19,101	19,126	7,507	4,610	1,445	421	52,210
30-89 DPD	218	585	253	167	69	45	1,337
90+ DPD	23	56	22	13	4	4	122
Total auto	$19,342	19,767	7,782	4,790	1,518	470	53,669
By updated FICO:
740+	$9,361	8,233	3,193	2,146	664	166	23,763
700-739	3,090	3,033	1,287	788	238	64	8,500
660-699	2,789	2,926	1,163	641	192	58	7,769
620-659	2,021	2,156	796	421	130	47	5,571
<620	2,062	3,389	1,316	756	263	126	7,912
No FICO available	19	30	27	38	31	9	154
Total auto	$19,342	19,767	7,782	4,790	1,518	470	53,669

Credit Quality Indicators for Other Consumer Loans by Vintage
Table 5.12 provides the outstanding balances of our Other consumer loans portfolio by primary credit quality indicators.
Table 5.12: Credit Quality Indicators for Other Consumer Loans by Vintage

	Term loans by origination year						Revolving loans	Revolving loans converted to term loans
(in millions)	2023	2022	2021	2020	2019	Prior			Total
December 31, 2023
By delinquency status:
Current-29 DPD	$3,273	2,132	571	167	93	61	21,988	106	28,391
30-89 DPD	24	32	9	1	1	2	17	6	92
90+ DPD	9	14	3	1	—	1	15	13	56
Total other consumer	$3,306	2,178	583	169	94	64	22,020	125	28,539
By updated FICO:
740+	$1,911	926	265	85	36	28	1,152	27	4,430
700-739	642	409	107	27	14	10	507	16	1,732
660-699	403	365	93	16	11	8	395	16	1,307
620-659	129	166	45	6	6	5	147	11	515
<620	75	152	49	8	8	6	152	17	467
No FICO available (1)	146	160	24	27	19	7	19,667	38	20,088
Total other consumer	$3,306	2,178	583	169	94	64	22,020	125	28,539
Gross charge-offs (2)	$178	158	52	9	9	6	62	11	485
	Term loans by origination year						Revolving loans	Revolving loans converted to term loans	Total
(in millions)	2022	2021	2020	2019	2018	Prior
December 31, 2022
By delinquency status:
Current-29 DPD	$3,718	1,184	341	240	63	83	23,431	117	29,177
30-89 DPD	17	12	2	3	1	2	14	8	59
90+ DPD	5	5	1	1	—	1	13	14	40
Total other consumer	$3,740	1,201	344	244	64	86	23,458	139	29,276
By updated FICO:
740+	$1,908	546	174	112	21	50	1,660	43	4,514
700-739	726	216	62	44	10	13	568	18	1,657
660-699	527	177	34	33	9	8	449	19	1,256
620-659	204	81	13	14	4	5	181	11	513
<620	89	64	14	16	5	5	154	18	365
No FICO available (1)	286	117	47	25	15	5	20,446	30	20,971
Total other consumer	$3,740	1,201	344	244	64	86	23,458	139	29,276
(1)Substantially all loans do not require a FICO score and are revolving securities-based loans originated by the WIM operating segment.
(2)Includes charge-offs on overdrafts, which are generally charged-off at 60 days past due.
Nonaccrual Loans	Table 5.13 provides loans on nonaccrual status. Nonaccrual loans may have an ACL or a negative allowance for credit losses from expected recoveries of amounts previously written off.
Table 5.13: Nonaccrual Loans

	Amortized cost				Recognized interest income
	Nonaccrual loans		Nonaccrual loans without related allowance for credit losses (1)		Year ended December 31,
(in millions)	Dec 31, 2023	Dec 31, 2022	Dec 31, 2023	Dec 31, 2022	2023	2022
Commercial and industrial	$662	746	149	174	17	63
Commercial real estate	4,188	958	107	134	29	54
Lease financing	64	119	10	5	—	—
Total commercial	4,914	1,823	266	313	46	117
Residential mortgage	3,192	3,611	2,047	2,316	192	211
Auto	115	153	—	—	18	26
Other consumer	35	39	—	—	4	4
Total consumer	3,342	3,803	2,047	2,316	214	241
Total nonaccrual loans	$8,256	5,626	2,313	2,629	260	358
(1)Nonaccrual loans may not have an allowance for credit losses if the loss expectations are zero given the related collateral value.

Loans 90 Days or More Past Due and Still Accruing
Table 5.14 shows loans 90 days or more past due and still accruing by class for loans not government insured/guaranteed.
Table 5.14: Loans 90 Days or More Past Due and Still Accruing

(in millions)	Dec 31, 2023	Dec 31, 2022
Total:	$3,751	4,340
Less: FHA insured/VA guaranteed (1)	2,646	3,005
Total, not government insured/guaranteed	$1,105	1,335
By segment and class, not government insured/guaranteed:
Commercial and industrial	$43	583
Commercial real estate	145	134
Total commercial	188	717
Residential mortgage	31	28
Credit card	743	455
Auto	101	111
Other consumer	42	24
Total consumer	917	618
Total, not government insured/guaranteed	$1,105	1,335
(1)Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA
Commercial Loan Modifications
Table 5.15 presents the amortized cost of modified commercial loans by class of financing receivable and by modification type.
Table 5.15: Commercial Loan Modifications

	Modification type (1)						Modifications as a % of loan class
($ in millions)	Interest rate reduction	Payment delay	Term extension	Term extension & payment delay	All other modifications and combinations	Total
Year ended December 31, 2023
Commercial and industrial	$18	25	286	100	1	430	0.11%
Commercial real estate	7	1	458	—	1	467	0.31
Total commercial	$25	26	744	100	2	897	0.17
(1)There were no principal forgiveness modifications for the year ended December 31, 2023.

Financial Effects of Commercial Loan Modifications
Table 5.15a presents the financial effects of modifications made to commercial loans presented by class of financing receivable.
Table 5.15a: Financial Effects of Commercial Loan Modifications

	Weighted average interest rate reduction	Weighted average payments deferred (months)	Weighted average term extension (months)
Year ended December 31, 2023
Commercial and industrial	15.17%	11	15
Commercial real estate	3.50	6	24

Payment Performance of Commercial Loan Modifications
Table 5.15b provides past due information for modified commercial loans. For loan modifications that include a payment deferral, payment performance is not included in the table below until the loan exits the deferral period and payments resume. The table also includes the amount of gross charge-offs that occurred during the year ended December 31, 2023, inclusive of charge-offs to loans with no amortized cost remaining at period end.
Table 5.15b: Payment Performance of Commercial Loan Modifications

	By delinquency status				Gross charge-offs
(in millions)	Current-29 days past due (DPD)	30-89 DPD	90+ DPD	Total	Year ended
December 31, 2023
Commercial and industrial	$308	8	8	324	45
Commercial real estate	380	87	—	467	2
Total commercial	$688	95	8	791	47

Consumer Loan Modifications
Table 5.16 presents the amortized cost of modified consumer loans by class of financing receivable and by modification type.
Table 5.16: Consumer Loan Modifications

	Modification type
($ in millions)	Interest rate reduction	Payment delay (1)	Term extension	Interest rate reduction & term extension	Term extension & payment delay	Interest rate reduction, term extension & payment delay	All other modifications and combinations (2)	Total	Modifications as a % of loan class
Year ended December 31, 2023
Residential mortgage	$10	472	67	40	88	80	7	764	0.29%
Credit card	459	—	—	—	—	—	—	459	0.88
Auto	4	20	—	—	—	—	—	24	0.05
Other consumer	11	2	—	31	—	—	—	44	0.15
Total consumer	$484	494	67	71	88	80	7	1,291	0.33
(1)Includes residential mortgage loan modifications that defer a set amount of principal to the end of the loan term.
(2)Includes principal forgiveness and other combinations of modifications.

Financial Effects of Consumer Loan Modifications
Table 5.16a presents the financial effects of modifications made to consumer loans by class of financing receivable.
Table 5.16a: Financial Effects of Consumer Loan Modifications (1)

	Weighted average interest rate reduction	Weighted average payments deferred (months)	Weighted average term extension (years)
Year ended December 31, 2023
Residential mortgage (2)	1.65%	5	9.8
Credit card	21.63	N/A	N/A
Auto	4.09	6	N/A
Other consumer	11.09	4	2.1
(1)Principal forgiven was insignificant for the year ended December 31, 2023.
(2)Excludes the financial effects of residential mortgage loans with a set amount of principal deferred to the end of the loan term. The weighted average period of principal deferred was 25.4 years for the year ended December 31, 2023.

Payment Performance of Consumer Loan Modifications
Table 5.16b provides past due information for modified consumer loans. For loan modifications that include a payment delay, payment performance is not included in the table below until the loan exits the deferral period and payments resume. The table also includes the amount of gross charge-offs that occurred during the year ended December 31, 2023, inclusive of charge-offs to loans with no amortized cost remaining at period end.
Table 5.16b: Payment Performance of Consumer Loan Modifications

	By delinquency status				Gross charge-offs
(in millions)	Current-29 days past due (DPD)	30-89 DPD	90+ DPD	Total	Year ended
December 31, 2023
Residential mortgage (1)	$460	120	180	760	9
Credit card (2)	344	68	47	459	82
Auto	19	4	1	24	3
Other consumer	37	5	2	44	4
Total	$860	197	230	1,287	98
(1)Includes loans that were past due prior to entering a payment delay modification. Delinquency advancement is paused during the deferral period and resumes upon exit.
(2)Credit card loans that are past due at the time of the modification do not become current until they have three months of consecutive payment performance.

TDR Modifications
Table 5.17 summarizes our TDR modifications by primary modification type and includes the financial effects of these modifications. For those loans that modify more than once, the table reflects each modification that occurred during the period. Loans that both modify and are paid off or written-off within the period, as well as changes in recorded investment during the period for loans modified in prior periods, are not included in the table.
Table 5.17: TDR Modifications

	Primary modification type (1)				Financial effects of modifications
($ in millions)	Principal forgiveness	Interest rate reduction	Other concessions (2)	Total	Charge- offs (3)	Weighted average interest rate reduction	Recorded investment related to interest rate reduction (4)
Year ended December 31, 2022
Commercial and industrial	$24	24	349	397	—	10.69%	$24
Commercial real estate	—	12	112	124	—	0.92	12
Lease financing	—	—	2	2	—	—	—
Total commercial	24	36	463	523	—	7.51	36
Residential mortgage	1	369	1,357	1,727	6	1.61	369
Credit card	—	311	—	311	—	20.33	311
Auto	2	7	63	72	16	4.33	7
Other consumer	—	19	3	22	1	11.48	19
Trial modifications (5)	—	—	228	228	—	—	—
Total consumer	3	706	1,651	2,360	23	10.14	706
Total	$27	742	2,114	2,883	23	10.02%	$742
Year ended December 31, 2021
Commercial and industrial	$2	9	879	890	20	0.81%	$9
Commercial real estate	41	15	259	315	—	1.28	14
Lease financing	—	—	7	7	—	—	—
Total commercial	43	24	1,145	1,212	20	1.11	23
Residential mortgage	—	70	1,324	1,394	3	1.80	70
Credit card	—	106	—	106	—	19.12	106
Auto	1	4	131	136	54	3.82	4
Other consumer	—	18	1	19	—	11.83	18
Trial modifications (5)	—	—	(3)	(3)	—	—	—
Total consumer	1	198	1,453	1,652	57	12.01	198
Total	$44	222	2,598	2,864	77	10.84%	$221
(1)Amounts represent the recorded investment in loans after recognizing the effects of the TDR, if any. TDRs may have multiple types of concessions, but are presented only once in the first modification type based on the order presented in the table above. The reported amounts include loans remodified of $445 million, and $737 million for the years ended December 31, 2022 and 2021, respectively.
(2)Other concessions include loans with payment (principal and/or interest) deferral, loans discharged in bankruptcy, loan renewals, term extensions and other interest and noninterest adjustments, but exclude modifications that also forgive principal and/or reduce the contractual interest rate.
(3)Charge-offs include write-downs of the investment in the loan in the period it is contractually modified. The amount of charge-off will differ from the modification terms if the loan has been charged down prior to the modification based on our policies. In addition, there may be cases where we have a charge-off/down with no legal principal modification.
(4)Recorded investment related to interest rate reduction reflects the effect of reduced interest rates on loans with an interest rate concession as one of their concession types, which includes loans reported as a principal primary modification type that also have an interest rate concession.
(5)Trial modifications are granted a delay in payments due under the original terms during the trial payment period. However, these loans continue to advance through delinquency status and accrue interest according to their original terms. Any subsequent permanent modification generally includes interest rate related concessions; however, the exact concession type and resulting financial effect are usually not known until the loan is permanently modified. Trial modifications for the period are presented net of previously reported trial modifications that became permanent in the current period.

Defaulted TDRs
Table 5.18 summarizes permanent modification TDRs that defaulted during the period presented within 12 months of their permanent modification date. We are reporting these defaulted TDRs based on a payment default definition of 90 days past due for the commercial portfolio segment and 60 days past due for the consumer portfolio segment.
Table 5.18: Defaulted TDRs

	Recorded investment of defaults
	Year ended December 31,
(in millions)	2022	2021
Commercial and industrial	$55	132
Commercial real estate	14	34
Lease financing	—	1
Total commercial	69	167
Residential mortgage	142	13
Credit card	43	25
Auto	21	43
Other consumer	2	3
Total consumer	208	84
Total	$277	251